Cover	Jun. 10, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K filed by FOXO Technologies Inc., a Delaware corporation, with the Securities and Exchange Commission on June 14, 2024 (the “Original Form 8-K”). The sole purpose of this Amendment is to replace the press release that was described in Item 7.01 of the Original Form 8-K and furnished as Exhibit 99.1 to the Original Form 8-K with an updated version of the press release. Except as stated in this Amendment, no other changes have been made to the Original Form 8-K or Exhibit 99.1 thereto.
Document Period End Date	Jun. 10, 2024
Entity File Number	001-39783
Entity Registrant Name	FOXO TECHNOLOGIES INC.
Entity Central Index Key	0001812360
Entity Tax Identification Number	85-1050265
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	729 N. Washington Ave.
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55401
City Area Code	612
Local Phone Number	562-9447
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001
Trading Symbol	FOXO
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false